Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - £ / shares	Mar. 31, 2023	Dec. 31, 2022
Ordinary shares, par value	£ 0.00001	£ 0.00001
Ordinary shares, authorized	400,000,000	400,000,000
Ordinary shares, issued	65,152,924	65,113,575
Ordinary shares, outstanding	65,152,924	65,113,575
Deferred Shares
Deferred shares, par value	£ 0.00001	£ 0.00001
Deferred shares, authorized	127,686	118,263
Deferred shares, issued	127,686	118,263
Deferred shares, outstanding	127,686	118,263
Deferred Shares One
Deferred shares, par value	£ 100,000	£ 100,000
Deferred shares, authorized	1	1
Deferred shares, issued	1	1
Deferred shares, outstanding	1	1